Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Right-of-use asset	$ 2,663	$ 2,153	$ 1,854
Weighted average term of operating leases	70 months
Finance lease costs	$ 331	$ 42	$ 0
Weighted average term of finance leases	47 months